DEBT	12 Months Ended
Jun. 26, 2013
Debt Disclosure [Abstract]
DEBT
DEBT
Long-term debt consists of the following (in thousands):

	2013	2012
3.88% notes	$299,707	$0
2.60% notes	249,829	0
Term loan	212,500	237,500
5.75% notes	0	289,709
Revolving credit facility	0	40,000
Capital lease obligations (see Note 9)	45,681	48,015
	807,717	615,224
Less current installments	(27,596)	(27,334)
	$780,121	$587,890

In May 2013, we issued $550.0 million of notes consisting of two tranches - $250.0 million of 2.60% notes due in May 2018 and $300.0 million of 3.88% notes due in May 2023. We received proceeds totaling approximately $549.5 million prior to debt issuance costs and utilized the proceeds to redeem the 5.75% notes due in June 2014, pay down the revolver and fund share repurchases. The new notes require semi-annual interest payments beginning in the second quarter of fiscal 2014.
Our credit facility includes a $250 million revolver and a $250 million term loan and matures in August 2016. During the first two quarters of fiscal 2013, $110.0 million was drawn from the revolver to fund share repurchases. We subsequently repaid the outstanding balance of $150.0 million in the fourth quarter of fiscal 2013 leaving $250 million of credit available under the revolver as of June 26, 2013. During fiscal 2013, we paid our required term loan installments totaling $25.0 million bringing the outstanding balance to $212.5 million.
The term loan and revolving credit facility bear interest at LIBOR plus an applicable margin, which is a function of our credit rating and debt to cash flow ratio, but is subject to a maximum of LIBOR plus 2.50%. Based on our current credit rating, we are paying interest at a rate of LIBOR plus 1.63%. One month LIBOR at June 26, 2013 was approximately 0.20%.
Our debt agreements contain various financial covenants that, among other things, require the maintenance of certain leverage and fixed charge coverage ratios. We are currently in compliance with all financial covenants.
Excluding capital lease obligations (see Note 9) and interest, our long-term debt maturities for the five years following June 26, 2013 are as follows (in thousands):

Fiscal Year	Long-Term Debt
2014	$25,000
2015	25,000
2016	25,000
2017	137,500
2018	249,829
Thereafter	299,707
$762,036